Presentation of the Financial Statements and Accounting Practices - Summary of Impacts of Adoption of IFRS 9 and IFRS 15 on Consolidated Statements of Income (Detail) - USD ($)
$ / shares in Units, $ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
REVENUE	$ 5,071.1	$ 5,859.4	$ 6,203.9
Cost of sales and services	(4,303.1)	(4,764.1)	(4,982.0)
Gross Profit	768.0	1,095.3	1,221.9
Operating income (expense)		(753.4)	(1,008.2)
OPERATING PROFIT BEFORE FINANCIAL INCOME	35.3	341.9	213.7
Financial result		(34.0)	(33.1)
PROFIT (LOSS) BEFORE TAXES ON INCOME	(136.2)	307.9	180.6
Income tax expense (income)	(35.0)	(27.9)	(0.3)
NET INCOME (LOSS) FOR THE PERIOD	(171.2)	280.0	180.3
Atributable to:
Owners of Embraer	(178.2)	264.0	178.6
Noncontrolling interest	$ 7.0	$ 16.0	$ 1.7
Earnings per share-basic in US$	$ (0.24)	$ 0.36	$ 0.24
Earnings per share-diluted in US$	$ (0.24)	$ 0.36	$ 0.24
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
REVENUE		$ 5,839.3	$ 6,217.5
Cost of sales and services		(4,773.3)	(4,980.7)
Gross Profit		1,066.0	1,236.8
Operating income (expense)		(736.7)	(1,030.8)
OPERATING PROFIT BEFORE FINANCIAL INCOME		329.3	206.0
Financial result		(41.0)	(47.0)
PROFIT (LOSS) BEFORE TAXES ON INCOME		288.3	159.0
Income tax expense (income)		(25.5)	8.7
NET INCOME (LOSS) FOR THE PERIOD		262.8	167.7
Atributable to:
Owners of Embraer		246.8	166.1
Noncontrolling interest		$ 16.0	$ 1.7
Earnings per share-basic in US$		$ 0.34	$ 0.23
Earnings per share-diluted in US$		$ 0.34	$ 0.23
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
REVENUE		$ 20.1	$ (13.6)
Cost of sales and services		9.2	(1.3)
Gross Profit		29.3	(14.9)
Operating income (expense)		(12.7)	14.9
OPERATING PROFIT BEFORE FINANCIAL INCOME		16.6
PROFIT (LOSS) BEFORE TAXES ON INCOME		16.6
Income tax expense (income)		(3.6)	(4.4)
NET INCOME (LOSS) FOR THE PERIOD		13.0	(4.4)
Atributable to:
Owners of Embraer		13.0	(4.4)
Increase (decrease) due to application of IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Operating income (expense)		(4.0)	7.7
OPERATING PROFIT BEFORE FINANCIAL INCOME		(4.0)	7.7
Financial result		7.0	13.9
PROFIT (LOSS) BEFORE TAXES ON INCOME		3.0	21.6
Income tax expense (income)		1.2	(4.6)
NET INCOME (LOSS) FOR THE PERIOD		4.2	17.0
Atributable to:
Owners of Embraer		$ 4.2	$ 17.0